Stockholders' Equity (Details) - Schedule of compensation expense recognized related to the Company’s restricted stock awards - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Stockholders' Equity (Details) - Schedule of compensation expense recognized related to the Company’s restricted stock awards [Line Items]
Compensation expense	$ 874,000
Directors [Member]
Stockholders' Equity (Details) - Schedule of compensation expense recognized related to the Company’s restricted stock awards [Line Items]
Compensation expense	270,000
Consultants [Member]
Stockholders' Equity (Details) - Schedule of compensation expense recognized related to the Company’s restricted stock awards [Line Items]
Compensation expense	$ 604,000